LONG-TERM INVESTMENTS, NET (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	6 Months Ended
	Oct. 19, 2017	Oct. 31, 2019	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	May 15, 2021
Anpac Beijing
LONG-TERM INVESTMENTS, NET
Equity method investments			¥ 836		$ 125	¥ 923
Paid-in shareholding ratio	35.00%
Moxu
LONG-TERM INVESTMENTS, NET
Ownership percentage, equity method investment	35.00%
Jiangsu Anpac
LONG-TERM INVESTMENTS, NET
Additional equity interest acquired, cost method investment		18.00%
Impairment of long-term investment			¥ 87	$ 13
Advanced Life Therapeutics Co., Ltd. ("Advanced Life")
LONG-TERM INVESTMENTS, NET
Ownership percentage, equity method investment							40.00%